4. NOTES RECEIVABLE, RELATED PARTIES (Details Narrative) - Short-term note agreements [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Note receivable advance	$ 26,706	$ 30,353
Accrued interest income	651	2,581	$ 231
Related Party[Member]
Note receivable advance	15,987	20,315
Accrued interest income	$ 502	$ 6,798